SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Leases
Operating leases right-of-use asset	$ 123	$ 143	$ 164
Current operating lease liabilities		102
Non-current operating lease liabilities		39
Total operating lease liabilities	$ 118	$ 141	$ 164
Weighted average remaining lease term (years)		1 year 3 months
Weighted average discount rate		21.00%